Schedule of unfunded liability (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Disclosure of defined benefit plans [abstract]
Current	₨ 22,557	₨ 21,350
Non-current	103,801	65,830
Unfunded liability recognized in statement of financial position	₨ 126,358	₨ 87,180